Value Line Convertible Fund, Inc.

Supplement dated September 23, 2011 to
Summary Prospectus dated September 1, 2011

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Summary Prospectus.

The Fund’s Board of Directors approved an Agreement and Plan of Reorganization pursuant to which the Fund’s shareholders would become shareholders of Value Line Income and Growth Fund, Inc., which is another fund within the Value Line funds.  The closing of the reorganization is expected to occur on or about December 16, 2011 and is subject to certain conditions, including that the Fund’s shareholders also approve the Agreement and Plan of Reorganization.

A special meeting of the Fund’s shareholders has been called for December 15, 2011, at 4:00 p.m. (Eastern time), at the offices of Wilmer Cutler Pickering Hale and Dorr LLP located at 399 Park Avenue, New York, New York 10022.  Each Fund shareholder of record as of the close of business on October 15, 2011 will be entitled to vote at the Meeting.  Such shareholders will receive a combined proxy statement and prospectus describing the reorganization and the reasons that the reorganization is being recommended unanimously by the Fund’s Board of Directors, including the Independent Directors.

Prior to the reorganization, the Fund will continue to operate as described in its Prospectus and Statement of Additional Information, each dated September 1, 2011, and will continue to accept investments from new and existing shareholders.

If you have any questions about the shareholder meeting or the voting process, please call 1-800-735-3568 (toll free).

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS
FOR FUTURE REFERENCE

Value Line Convertible Fund, Inc.

Supplement dated September 23, 2011 to
Prospectus dated September 1, 2011

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus.

The Fund’s Board of Directors approved an Agreement and Plan of Reorganization pursuant to which the Fund’s shareholders would become shareholders of Value Line Income and Growth Fund, Inc., which is another fund within the Value Line funds.  The closing of the reorganization is expected to occur on or about December 16, 2011 and is subject to certain conditions, including that the Fund’s shareholders also approve the Agreement and Plan of Reorganization.

A special meeting of the Fund’s shareholders has been called for December 15, 2011, at 4:00 p.m. (Eastern time), at the offices of Wilmer Cutler Pickering Hale and Dorr LLP located at 399 Park Avenue, New York, New York 10022.  Each Fund shareholder of record as of the close of business on October 15, 2011 will be entitled to vote at the Meeting.  Such shareholders will receive a combined proxy statement and prospectus describing the reorganization and the reasons that the reorganization is being recommended unanimously by the Fund’s Board of Directors, including the Independent Directors.

Prior to the reorganization, the Fund will continue to operate as described in its Prospectus and Statement of Additional Information, each dated September 1, 2011, and will continue to accept investments from new and existing shareholders.

If you have any questions about the shareholder meeting or the voting process, please call 1-800-735-3568 (toll free).

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE

Value Line Convertible Fund, Inc.

Supplement dated September 23, 2011 to
Statement of Additional Information dated September 1, 2011

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Statement of Additional Information.

The Fund’s Board of Directors approved an Agreement and Plan of Reorganization pursuant to which the Fund’s shareholders would become shareholders of Value Line Income and Growth Fund, Inc., which is another fund within the Value Line funds.  The closing of the reorganization is expected to occur on or about December 16, 2011 and is subject to certain conditions, including that the Fund’s shareholders also approve the Agreement and Plan of Reorganization.

A special meeting of the Fund’s shareholders has been called for December 15, 2011, at 4:00 p.m. (Eastern time), at the offices of Wilmer Cutler Pickering Hale and Dorr LLP located at 399 Park Avenue, New York, New York 10022.  Each Fund shareholder of record as of the close of business on October 15, 2011 will be entitled to vote at the Meeting.  Such shareholders will receive a combined proxy statement and prospectus describing the reorganization and the reasons that the reorganization is being recommended unanimously by the Fund’s Board of Directors, including the Independent Directors.

Prior to the reorganization, the Fund will continue to operate as described in its Prospectus and Statement of Additional Information, each dated September 1, 2011, and will continue to accept investments from new and existing shareholders.

If you have any questions about the shareholder meeting or the voting process, please call 1-800-735-3568 (toll free).

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE